                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    September 30, 2003
                                              -----------------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ]  is a restatement.
                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Shadwell Capital, LC
          -----------------------------
Address:  321 East Main Street
          -----------------------------
          Charlottesville, VA  22902
          -----------------------------


Form 13F File Number: 28-05361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Dan Oakey
         ---------
Title:   Chief Financial Officer
         -----------------------
Phone:   (434) 951-7595
         --------------

Signature, Place, and Date of Signing:

/s/ Dan Oakey                   Charlottesville, VA           November 7, 2003
----------------------          -------------------          -----------------
   [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0
                                               ------------

Form 13F Information Table Entry Total:             11
                                               ------------

Form 13F Information Table Value Total:           $7,181
                                               ------------
                                                (thousands)




List of Other Included Managers:

None

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              SHADWELL CAPITAL FORM 13F INFORMATION TABLE (9/30/03)

       COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                 VOTING AUTHORITY
                              TITLE OF               VALUE       SHRS OR    SH/  PUT/   INVESTMENT  OTHER
NAME OF ISSUER                CLASS       CUSIP      (X1000)     PRN AMOUNT PRN  CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL              COMMON      01855A101     636       19,000 SH             SOLE                  19,000
------------------------------------------------------------------------------------------------------------------------------------
BANK NEW YORK INC             COMMON      64057102      640       22,000 SH             SOLE                  22,000
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORPORATION              COMMON      54937107      646       18,000 SH             SOLE                  18,000
------------------------------------------------------------------------------------------------------------------------------------
COMERCIA INC                  COMMON      200340107     652       14,000 SH             SOLE                  14,000
------------------------------------------------------------------------------------------------------------------------------------
GREENPOINT FINL CORP          COMMON      395384100     657       22,000 SH             SOLE                  22,000
------------------------------------------------------------------------------------------------------------------------------------
MERCANTILE BANKSHARES CORP    COMMON      587405101     640       16,000 SH             SOLE                  16,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP            COMMON      635405103     648       22,000 SH             SOLE                  22,000
------------------------------------------------------------------------------------------------------------------------------------
OHIO CASUALTY CORP            COMMON      677240103     651       45,000 SH             SOLE                  45,000
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP     COMMON      74251V102     651       21,000 SH             SOLE                  21,000
------------------------------------------------------------------------------------------------------------------------------------
SAFECO CORP                   COMMON      786429100     707       20,000 SH             SOLE                  20,000
------------------------------------------------------------------------------------------------------------------------------------
TRAVELERS PROPERTY CASUALTY   COMMON      89420G109     651       41,000 SH             SOLE                  41,000
------------------------------------------------------------------------------------------------------------------------------------

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                                                      7,181
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